PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid and Other Current Assets, Net
Schedule of Prepaid and Other Current Assets, Net

	As of December 31,
	2019	2020
	RMB	RMB

Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	4,682	4,069
Due from former owners	2,848	—
Staff advances	6,591	3,723
Rental deposits	5,404	2,826
Prepayments to suppliers	13,080	9,209
Loan to third party (Note iii)	9,000	—
Subsidy receivable (Note iv)	—	4,567
Others (Note v)	11,230	8,510
Total before allowance for doubtful accounts	137,635	117,704
Less: allowance for doubtful accounts	(4,339)	(70)
Total	133,296	117,634

Schedule of Allowance for Doubtful Accounts

	As of December 31,
	2019	2020
	RMB	RMB

Balance at beginning of year	(9,654)	(4,339)
Addition (Note vi)	(2,765)	(1,046)
Written off (Note vi)	8,080	5,315
Balance at end of year	(4,339)	(70)